Income tax - Summary of Income Taxes Are Recognized In Profit Or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense
Current year	€ 27,749	€ 9,389	€ 13,041
Changes in estimates related to prior years	37	(189)	23
Foreign exchange adjustment	642	23	(8)
Deferred tax credit
Origination and reversal of temporary differences	4,255	21,797	(9,580)
Origination of changes in tax rates	66	(64)	0
Changes in estimates related to prior years	0	105	0
Recognition of previously unrecognized deferred tax assets	(134)	(34,938)	0
Foreign exchange adjustment	270	47	(2)
Release of deferred tax arising on business combinations	(4,256)	(6,901)	(3,188)
Dividend tax expense	5,611	761	143
Income tax expense/(benefit) reported in profit or loss	€ 34,240	€ (9,970)	€ 429